Financial instruments - Financial Liabilities Included in Long-Term Debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 3,959,729	$ 3,820,772
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,800,893	1,862,003
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,831,121	1,956,842
Senior U.S. and euro unsecured notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,517,334	1,542,428
Senior U.S. and euro unsecured notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,550,329	1,638,980
Unsecured committed revolving credit facility | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	194,795	200,000
Unsecured committed revolving credit facility | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	194,795	200,000
Obligations other than finance leases | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	30,124	61,703
Obligations other than finance leases | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	29,130	60,847
Obligations under finance leases | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	29,909	29,794
Obligations under finance leases | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	29,193	29,667
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	28,731	28,078
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 27,674	$ 27,348